Lines of Credit and Long-term Debt - Summary of Borrowings under Lines of Credit and Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Debt Instrument [Line Items]
Direct borrowings	$ 75,000	$ 73,000
Capital lease obligations and other borrowings	9,069	11,148	4,578
Lines of credit and long-term debt	1,259,414	757,969	747,686
Senior notes [Member]
Debt Instrument [Line Items]
Lines of credit and long-term debt		400,000	400,000
Senior Notes 2015 [Member]
Debt Instrument [Line Items]
Lines of credit and long-term debt	400,000
APAC credit facility [Member]
Debt Instrument [Line Items]
Direct borrowings		18,147	18,335
Americas [Member]
Debt Instrument [Line Items]
Direct borrowings		46,700	21,042
Lines of credit and long-term debt		15,500	18,500
EMEA [Member]
Debt Instrument [Line Items]
Direct borrowings		8,000
Credit facility		7,742	2,306
European [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Lines of credit and long-term debt		258,732	282,925
U.S. [Member] | Senior Notes 2015 [Member]
Debt Instrument [Line Items]
Lines of credit and long-term debt	409,167	400,000
U.S. [Member] | Senior secured notes 2018 [Member]
Debt Instrument [Line Items]
Lines of credit and long-term debt	278,576
U.S. [Member] | Senior Notes 2020 [Member]
Debt Instrument [Line Items]
Lines of credit and long-term debt	222,200
Europe [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Lines of credit and long-term debt	265,252	258,732
ABL credit facility [Member]
Debt Instrument [Line Items]
Direct borrowings	39,559
EMEA [Member]
Debt Instrument [Line Items]
Credit facility	$ 35,591	$ 7,742